Income Taxes - Provision for Income Taxes Relating to Components of Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Foreign currency translation related to hedging activities	$ (4)	$ 4
Cash flow hedge	2	0
Included in share of other comprehensive income of associates	0	3
Actuarial loss on post-employment benefit obligations	(4)	(3)
Income tax relating to components of other comprehensive income	$ (6)	$ 4